Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Disclosure Of Interest And Dividends
(3)	Interest and dividends

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Interest received
Financial services revenue	198,310	208,170	224,137
Financial income	8,409	6,988	20,872
Dividends received
Financial services revenue	19,299	27,075	23,409
Financial income	1,559	2,800	3,488
Interest paid
Financial services expenses	9,659	6,607	27,352
Financial expenses	8,172	8,843	11,663

Disclosure of reconciliation of liabilities arising from financing activities
(5)	Reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings	Long-term debt
Balance as of April 1, 2020	66,631	817,919

Net cash flows from financing activities	(18,334)	147,017
Acquisitions through business combinations	—	59
Non-cash items:
Conversion of convertible bonds	—	(78,342)
Obtaining assets by entering into lease contracts	—	56,247
Translation adjustment	106	15,514
Other	4,134	10,630

Total changes	(14,094)	151,125

Balance as of March 31, 2021	52,537	969,044

Net cash flows from financing activities	408	(163,104)
Acquisitions through business combinations	—	8,346
Non-cash items:
Conversion of convertible bonds	—	(14,597)
Obtaining assets by entering into lease contracts	—	121,937
Translation adjustment	1,659	35,652
Other	1,487	(6,045)

Total changes	3,554	(17,811)

Balance as of March 31, 2022	56,091	951,233

Net cash flows from financing activities	32,391	229,578
Acquisitions through business combinations	—	32,009
Non-cash items:
Conversion of convertible bonds	—	(26,563)
Obtaining assets by entering into lease contracts	—	127,322
Translation adjustment	4,533	22,684
Other	(369)	(13,936)

Total changes	36,555	371,094

Balance as of March 31, 2023	92,646	1,322,327

Disclosure of cash and cash equivalents
(6)	Components of cash and cash equivalents

	Yen in millions
	March 31
	2021	2022	2023
Cash and demand deposits	902,036	1,824,912	1,227,541
Time deposits with original maturities of three months or less	635,848	72,270	76,452
Money market funds	249,098	71,554	116,607
Call loans	—	80,900	60,300

Total	1,786,982	2,049,636	1,480,900